SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 21, 2016	Mar. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			10.00%
Remaining shares available for grant			80,981,010
Expected dividend yield			1.00%	1.40%	1.11%
Expected stock price volatility			46.08%	57.86%	69.56%
Risk-free interest rate			1.47%	1.59%	2.04%
Expected term (years)			5 years 7 months 6 days	6 years 1 month 6 days	6 years 1 month 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable		3 years
Number of Share Options, Granted		4,572,234
Weighted-Average Exercise Price per Share, Granted		$ 5.7567
Incremental share based compensation		$ 689,000
Expected dividend yield		1.00%
Expected stock price volatility		45.80%
Risk-free interest rate		1.31%
Expected term (years)		5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member] | American Depository Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price per Share, Granted		$ 17.27
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 14,519,000
Number of years the awards becomes exercisable			3 years
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			4,951,014
Weighted-Average Exercise Price per Share, Granted			$ 5.74
Period of recognition of unrecognized compensation cost			2 years 2 months 23 days
Number of shares options, forfeited			272,537
2011 Share Incentive Plan [Member] | Share options [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted			4,572,234
Weighted-Average Exercise Price per Share, Granted			$ 5.76
Number of shares options, forfeited			4,572,234
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
Period of recognition of unrecognized compensation cost			1 year 11 months 9 days
Unrecognized compensation cost			$ 17,250,000
Number of restricted share, Granted			3,160,176
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			5.00%
Remaining shares available for grant			163,597,467
Expected dividend yield				0.00%	0.00%
Expected stock price volatility				45.00%	40.00%
Risk-free interest rate				4.08%	3.77%
Expected term (years)				5 years 4 months 24 days	5 years 2 months 12 days
MCP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
Incremental share based compensation	$ 883,000
Number of shares options, forfeited	96,593,629
Percentage of eligible options tendered by employee for stock option exchange program	99.20%
Number of restricted share, Granted	43,700,116
MCP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 136,000
Number of years the awards becomes exercisable				3 years
Expiration term of ordinary share options granted				10 years
Number of Share Options, Granted			0		9,543,186
Period of recognition of unrecognized compensation cost			1 year 10 months 13 days
Number of shares options, forfeited			6,850,299
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price Higher Of Closing Price On Grant Date And Average Closing Price For Five Trading Days Proceeding Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted					4,861,003
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price 0.19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted					4,682,183
Fixed exercise price per share, granted					$ 0.19
MCP Share Incentive Plan [Member] | Share options [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, forfeited			96,593,629
MCP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable				3 years	3 years
Period of recognition of unrecognized compensation cost			2 years 3 months 22 days
Unrecognized compensation cost			$ 1,251,000
MCP Share Incentive Plan [Member] | Restricted shares [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted			43,700,116